Lease liabilities - Sale and leaseback (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Lease liabilities.
Total proceeds from sale and leaseback arrangement	$ 16,564
ROU asset recognized as part of a sale and leaseback arrangement	15,733
Financial liability recognised as total proceeds from the sale of the equipment exceeded the fair value of the equipment at the time of sale	$ 609